Basic and diluted net earnings(loss) per share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share Basic And Diluted [Line Items]
Weighted average number of shares	158,969,475	139,619,496	98,104,216
Restricted Stock Units (RSUs)
Earnings Per Share Basic And Diluted [Line Items]
Weighted average number of shares	2,702,672	901,997	164,279